Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease payments under the Company’s operating leases are as follows at December 31, 2017:
	London	United States
2018	$141,269	$330,291
2019	35,317	225,297
	$176,586	$555,588